SIGNIFICANT ACCOUNTING POLICIES - Revenues (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Total inventories	$ 3,722	$ 4,373
Fixed Telephony and Data services
Disclosure of Detailed Information About Significant Accounting Policies [line items]
Revenue on construction contracts recognized	691
Cost of construction contracts	535
Total inventories	$ 1,255